Marsico Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	239,644	$73,817,542	7.08%
The Boeing Company*	220,560	47,887,987	4.59
		121,705,529	11.67
Application Software
AppLovin Corp. - Cl. A*	53,819	36,264,319	3.48

Automobile Manufacturers
Tesla, Inc.*	84,281	37,902,851	3.63

Broadline Retail
Amazon.com, Inc.*	322,395	74,415,214	7.13

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	43,148	37,208,246	3.57

Diversified Banks
Citigroup, Inc.	345,998	40,374,507	3.87
JPMorgan Chase & Company	97,251	31,336,217	3.00
		71,710,724	6.87
Health Care Equipment
Intuitive Surgical, Inc.*	45,616	25,835,078	2.48

Heavy Electrical Equipment
GE Vernova, Inc.	85,535	55,903,110	5.36

Interactive Media & Services
Alphabet, Inc. - Cl. A	164,011	51,335,443	4.92
Meta Platforms, Inc. - Cl. A	86,619	57,176,336	5.48
		108,511,779	10.40
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	45,948	40,388,292	3.87

Movies & Entertainment
Netflix, Inc.*	444,430	41,669,757	4.00

Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	41,861	44,785,409	4.29

	Number of Shares	Value	Percent of Net Assets
Semiconductors
NVIDIA Corp.	392,459	$73,193,604	7.01%
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	140,332	42,645,491	4.09
		115,839,095	11.10
Systems Software
Microsoft Corp.	199,254	96,363,219	9.24

Technology Hardware, Storage & Peripherals
Apple, Inc.	295,855	80,431,140	7.71

Transaction & Payment Processing Services
Visa, Inc. - Cl. A	104,908	36,792,285	3.53

TOTAL COMMON STOCKS
(Cost $486,480,529)		1,025,726,047	98.33

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.70%#	21,712,472	21,712,472	2.08

TOTAL SHORT-TERM INVESTMENTS
(Cost $21,712,472)		21,712,472	2.08

TOTAL INVESTMENTS
(Cost $508,193,001)		1,047,438,519	100.41

Liabilities, Less Cash and Other Assets		(4,246,190)	(0.41)

NET ASSETS		$1,043,192,329	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

# Rate shown is the 7-day yield as of December 31, 2025.

See Notes to Schedules of Investments.

Marsico Growth Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
General Electric Co. DBA GE Aerospace	50,151	$15,448,012	3.94%
HEICO Corp.	50,781	16,432,224	4.19
The Boeing Company*	23,242	5,046,303	1.29
		36,926,539	9.42
Application Software
AppLovin Corp. - Cl. A*	14,442	9,731,308	2.48

Automobile Manufacturers
Tesla, Inc.*	39,222	17,638,918	4.50

Broadline Retail
Amazon.com, Inc.*	115,012	26,547,070	6.77

Consumer Finance
American Express Company	7,652	2,830,857	0.72

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	17,860	15,401,392	3.93

Diversified Banks
Citigroup, Inc.	72,142	8,418,250	2.15

Financial Exchanges & Data
Moody’s Corp.	17,177	8,774,870	2.24

Health Care Equipment
Intuitive Surgical, Inc.*	17,439	9,876,752	2.52

Heavy Electrical Equipment
GE Vernova, Inc.	13,414	8,766,988	2.24

Interactive Media & Services
Alphabet, Inc. - Cl. A	83,636	26,178,068	6.68
Meta Platforms, Inc. - Cl. A	26,406	17,430,337	4.45
		43,608,405	11.13
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	9,027	7,934,733	2.03

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Netflix, Inc.*	141,776	$13,292,918	3.39%
The Walt Disney Company	37,214	4,233,837	1.08
		17,526,755	4.47
Pharmaceuticals
Eli Lilly & Company	8,685	9,333,596	2.38

Real Estate Services
CBRE Group, Inc. - Cl. A*	26,995	4,340,526	1.11

Restaurants
DoorDash, Inc. - Cl. A*	49,953	11,313,355	2.89

Semiconductors
Broadcom, Inc.	55,617	19,249,044	4.91
NVIDIA Corp.	149,345	27,852,842	7.11
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	38,794	11,789,109	3.01
		58,890,995	15.03
Specialty Chemicals
The Sherwin-Williams Company	29,324	9,501,856	2.43

Systems Software
Microsoft Corp.	56,959	27,546,512	7.03

Technology Hardware, Storage & Peripherals
Apple, Inc.	98,261	26,713,235	6.82

Transaction & Payment Processing Services
Mastercard, Inc. - Cl. A	31,777	18,140,854	4.63
Visa, Inc. - Cl. A	16,751	5,874,743	1.50
		24,015,597	6.13
TOTAL COMMON STOCKS
(Cost $196,237,297)		385,638,509	98.42

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.70%#	8,826,117	$8,826,117	2.25%

TOTAL SHORT-TERM INVESTMENTS
(Cost $8,826,117)		8,826,117	2.25

TOTAL INVESTMENTS
(Cost $205,063,414)		394,464,626	100.67

Liabilities, Less Cash and Other Assets		(2,610,129)	(0.67)

NET ASSETS		$391,854,497	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

# Rate shown is the 7-day yield as of December 31, 2025.

See Notes to Schedules of Investments.

Marsico Midcap Growth Focus Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
AAR CORP.*	148,296	$12,277,426	2.01%
HEICO Corp.	48,506	15,696,056	2.58
Rolls-Royce Holdings PLC	1,326,176	20,557,626	3.37
VSE Corp.	105,721	18,265,417	3.00
		66,796,525	10.96
Air Freight & Logistics
C.H. Robinson Worldwide, Inc.	19,000	3,054,440	0.50

Apparel Retail
Burlington Stores, Inc.*	44,242	12,779,302	2.10

Application Software
Clear Secure, Inc. - Cl. A	324,241	11,374,374	1.87
ServiceTitan, Inc. - Cl. A*	54,979	5,855,264	0.96
Unity Software, Inc.*	462,332	20,421,204	3.35
		37,650,842	6.18
Automotive Retail
O’Reilly Automotive, Inc.*	136,140	12,417,329	2.04

Biotechnology
Revolution Medicines, Inc.*	219,460	17,479,989	2.87

Coal & Consumable Fuels
Centrus Energy Corp. - Cl. A*	55,057	13,365,637	2.19

Construction & Engineering
Everus Construction Group, Inc.*	53,142	4,546,830	0.75

Construction Materials
Martin Marietta Materials, Inc.	19,533	12,162,418	2.00

Diversified Support Services
Cintas Corp.	79,932	15,032,811	2.47

Electrical Components & Equipment
AMETEK, Inc.	48,635	9,985,252	1.64

Electronic Components
Amphenol Corp. - Cl. A	159,678	21,578,885	3.54

	Number of Shares	Value	Percent of Net Assets
Environmental & Facilities Services
Rollins, Inc.	298,075	$17,890,462	2.93%

Heavy Electrical Equipment
GE Vernova, Inc.	48,396	31,630,174	5.19
Siemens Energy A.G.*	194,025	27,453,388	4.50
		59,083,562	9.69
Insurance Brokers
Ryan Specialty Holdings, Inc.	58,302	3,010,132	0.49

Interactive Home Entertainment
Roblox Corp. - Cl. A*	188,150	15,245,795	2.50
Take-Two Interactive Software, Inc.*	29,582	7,573,879	1.24
		22,819,674	3.74
Interactive Media & Services
Snap, Inc. - Cl. A*	682,673	5,509,171	0.90

Investment Banking & Brokerage
Evercore, Inc. - Cl. A	50,839	17,297,970	2.84

Leisure Products
Acushnet Holdings Corp.	100,319	8,007,463	1.31

Managed Health Care
Alignment Healthcare, Inc.*	713,341	14,088,485	2.31

Movies & Entertainment
IMAX Corp.*	491,048	18,149,134	2.98
TKO Group Holdings, Inc.	127,337	26,613,433	4.36
		44,762,567	7.34
Other Specialty Retail
Five Below, Inc.*	34,158	6,434,001	1.06
Ulta Beauty, Inc.*	14,862	8,991,659	1.47
		15,425,660	2.53
Passenger Airlines
United Airlines Holdings, Inc.*	172,692	19,310,419	3.17

Real Estate Services
CBRE Group, Inc. - Cl. A*	138,943	22,340,645	3.66

Restaurants
Chipotle Mexican Grill, Inc.*	380,677	14,085,049	2.31
Texas Roadhouse, Inc.	66,462	11,032,692	1.81
		25,117,741	4.12

	Number of Shares/Warrants	Value	Percent of Net Assets
Semiconductor Materials & Equipment
KLA Corp.	21,400	$26,002,712	4.27%

Semiconductors
MACOM Technology Solutions Holdings, Inc.*	43,726	7,489,389	1.23

Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	119,262	10,817,063	1.77

Trading Companies & Distributors
Ferguson Enterprises, Inc.	49,487	11,017,291	1.81
United Rentals, Inc.	13,994	11,325,624	1.86
Watsco, Inc.	14,415	4,857,134	0.79
		27,200,049	4.46
TOTAL COMMON STOCKS
(Cost $398,615,866)		573,023,424	94.00

WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	5,185	0	0.00

TOTAL WARRANTS
(Cost $0)		0	0.00

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.70%#	37,981,018	37,981,018	6.23

TOTAL SHORT-TERM INVESTMENTS
(Cost $37,981,018)		37,981,018	6.23

TOTAL INVESTMENTS
(Cost $436,596,884)		611,004,442	100.23

Liabilities, Less Cash and Other Assets		(1,410,125)	(0.23)

NET ASSETS		$609,594,317	100.00%

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund's investments according to the valuation inputs utilized as of December 31, 2025.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$573,023,424	$-	$-		$573,023,424
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	37,981,018	-	-		37,981,018
	$611,004,442	$-	$-		$611,004,442

**  Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

@ Security valued at fair value using significant unobservable inputs as determined in good faith by Marsico Capital Management, LLC (the “Adviser”), as the Fund’s Board of Trustees’ valuation designee, in accordance with the Fund’s policy and procedures. As of December 31, 2025, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^ As of December 31, 2025, certain information for the security, such as the strike price, is pending announcement by the issuer.

# Rate shown is the 7-day yield as of December 31, 2025.

See Notes to Schedules of Investments.

Marsico International Opportunities Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	19,280	$4,495,319	2.51%
General Electric Co. DBA GE Aerospace	16,464	5,071,406	2.83
MTU Aero Engines A.G.	5,710	2,384,202	1.33
Rolls-Royce Holdings PLC	863,014	13,377,952	7.46
Safran S.A.	16,369	5,721,039	3.19
The Boeing Company*	18,360	3,986,323	2.22
		35,036,241	19.54
Apparel, Accessories & Luxury Goods
Hermes International	1,992	4,967,599	2.77

Application Software
AppLovin Corp. - Cl. A*	10,400	7,007,728	3.91
Palantir Technologies, Inc. - Cl. A*	18,456	3,280,554	1.83
SAP S.E.	37,421	9,162,641	5.11
		19,450,923	10.85
Consumer Electronics
Sony Group Corp. Spon. ADR	144,018	3,686,861	2.06

Diversified Banks
Banco Santander S.A.	731,589	8,657,817	4.83
Citigroup, Inc.	46,423	5,417,100	3.02
		14,074,917	7.85
Diversified Capital Markets
UBS Group A.G.	186,569	8,705,454	4.86

Heavy Electrical Equipment
GE Vernova, Inc.	7,085	4,630,543	2.58
Siemens Energy A.G.*	54,580	7,722,747	4.31
		12,353,290	6.89
Industrial Gases
Linde PLC	6,342	2,704,165	1.51

Interactive Media & Services
Meta Platforms, Inc. - Cl. A	7,968	5,259,597	2.93
Tencent Holdings Ltd. ADR	75,532	5,781,975	3.23
		11,041,572	6.16
Internet Services & Infrastructure
Shopify, Inc. - Cl. A*	42,818	6,892,413	3.84

	Number of Shares/Warrants	Value	Percent of Net Assets
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	5,960	$5,238,840	2.92%

Movies & Entertainment
Netflix, Inc.*	28,370	2,659,971	1.48

Passenger Airlines
Ryanair Holdings PLC Spon. ADR	97,164	7,014,269	3.91

Pharmaceuticals
Teva Pharmaceutical Industries Ltd. Spon. ADR*	173,075	5,401,671	3.01

Semiconductor Materials & Equipment
ASML Holding N.V.	5,343	5,785,557	3.23

Semiconductors
Infineon Technologies A.G.	41,978	1,861,317	1.04
NVIDIA Corp.	36,320	6,773,680	3.78
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	34,541	10,496,664	5.85
		19,131,661	10.67
Soft Drinks & Non-alcoholic Beverages
Coca-Cola Europacific Partners PLC	44,575	4,042,953	2.26

Systems Software
Microsoft Corp.	12,089	5,846,482	3.26

TOTAL COMMON STOCKS
(Cost $137,183,524)		174,034,839	97.07

WARRANTS

Application Software
Constellation Software, Inc. Warrants, Strike Price: Pending, Expiration Date: March 31, 2040*@^	306	0	0.00

TOTAL WARRANTS
(Cost $0)		0	0.00

	Number of Shares	Value	Percent of Net Assets
SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.70%#	4,777,558	$4,777,558	2.67%

TOTAL SHORT-TERM INVESTMENTS
(Cost $4,777,558)		4,777,558	2.67

TOTAL INVESTMENTS
(Cost $141,961,082)		178,812,397	99.74

Cash and Other Assets, Less Liabilities		471,007	0.26

NET ASSETS		$179,283,404	100.00%

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
Canada	$6,892,413	3.85%
China/Hong Kong	5,781,975	3.23
France	15,183,957	8.49
Germany	21,130,907	11.82
Ireland	7,014,269	3.92
Israel	5,401,671	3.02
Japan	3,686,861	2.06
Netherlands	5,785,557	3.24
Spain	8,657,817	4.84
Switzerland	8,705,454	4.87
Taiwan	10,496,664	5.87
United Kingdom	20,125,070	11.26
United States(1)	59,949,782	33.53
	$178,812,397	100.00%

(1) Includes short-term securities.

SUMMARY OF FAIR VALUE MEASUREMENTS

The following is a summary of the fair values of the Fund’s investments according to the valuation inputs utilized as of December 31, 2025.

Fund Investment by Major Security Type	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs		Total
Assets
Common Stocks	$174,034,839	$-	$-		$174,034,839
Warrants
Information Technology	-	-	-	**	-
Short-term Investments	4,777,558	-	-		4,777,558
	$178,812,397	$-	$-		$178,812,397

**  Constellation Software, Inc. warrants represent the only Level 3 security held by the Fund.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

@ Security valued at fair value using significant unobservable inputs as determined in good faith by the Adviser, as the Fund’s Board of Trustees’ valuation designee, in accordance with the Fund’s policy and procedures. As of December 31, 2025, the total value of Level 3 securities was $0, which represents 0.00% of the Fund’s net assets.

^ As of December 31, 2025, certain information for the security, such as the strike price, is pending announcement by the issuer.

# Rate shown is the 7-day yield as of December 31, 2025.

See Notes to Schedules of Investments.

Marsico Global Fund

SCHEDULE OF INVESTMENTS

As of December 31, 2025

(Unaudited)

	Number of Shares	Value	Percent of Net Assets
COMMON STOCKS

Aerospace & Defense
Airbus S.E.	42,935	$10,010,711	2.59%
General Electric Co. DBA GE Aerospace	51,717	15,930,387	4.13
Rolls-Royce Holdings PLC	2,114,160	32,772,505	8.49
Safran S.A.	40,461	14,141,301	3.66
The Boeing Company*	58,944	12,797,921	3.32
		85,652,825	22.19
Apparel, Accessories & Luxury Goods
Hermes International	3,986	9,940,185	2.58

Application Software
AppLovin Corp. - Cl. A*	18,742	12,628,734	3.27
SAP S.E. Spon. ADR	27,545	6,690,956	1.74
		19,319,690	5.01
Broadline Retail
Amazon.com, Inc.*	82,846	19,122,514	4.95

Consumer Staples Merchandise Retail
Costco Wholesale Corp.	13,046	11,250,087	2.91

Diversified Banks
Banco Santander S.A.	692,020	8,189,547	2.12
JPMorgan Chase & Company	43,759	14,100,025	3.66
		22,289,572	5.78
Diversified Capital Markets
UBS Group A.G.	186,038	8,680,677	2.25

Heavy Electrical Equipment
GE Vernova, Inc.	24,249	15,848,419	4.11
Siemens Energy A.G.*	80,256	11,355,749	2.94
		27,204,168	7.05
Interactive Media & Services
Alphabet, Inc. - Cl. A	32,752	10,251,376	2.66
Meta Platforms, Inc. - Cl. A	21,613	14,266,525	3.70
Tencent Holdings Ltd. ADR	240,123	18,381,416	4.76
		42,899,317	11.12
Investment Banking & Brokerage
The Goldman Sachs Group, Inc.	18,449	16,216,671	4.20

	Number of Shares	Value	Percent of Net Assets
Movies & Entertainment
Netflix, Inc.*	168,750	$15,822,000	4.10%
Spotify Technology S.A.*	17,352	10,076,480	2.61
		25,898,480	6.71
Semiconductor Materials & Equipment
ASML Holding N.V. - NY Reg. Shs.	17,601	18,830,606	4.88

Semiconductors
Infineon Technologies A.G.	111,533	4,945,406	1.28
NVIDIA Corp.	114,296	21,316,204	5.52
Taiwan Semiconductor Manufacturing Co., Ltd. Spon. ADR	100,423	30,517,546	7.91
		56,779,156	14.71
Systems Software
Microsoft Corp.	34,362	16,618,150	4.31

TOTAL COMMON STOCKS
(Cost $214,517,911)		380,702,098	98.65

SHORT-TERM INVESTMENTS

State Street Institutional Treasury Money Market Fund - Premier Class, 3.70%#	5,422,017	5,422,017	1.41

TOTAL SHORT-TERM INVESTMENTS
(Cost $5,422,017)		5,422,017	1.41

TOTAL INVESTMENTS
(Cost $219,939,928)		386,124,115	100.06

Liabilities, Less Cash and Other Assets		(219,910)	(0.06)

NET ASSETS		$385,904,205	100.00%

SUMMARY OF INVESTMENTS BY COUNTRY

		Percent of
		Investment
Country	Market Value	Securities
China/Hong Kong	$18,381,416	4.76%
France	34,092,197	8.83
Germany	22,992,111	5.95
Netherlands	18,830,606	4.88
Spain	8,189,547	2.12
Sweden	10,076,480	2.61
Switzerland	8,680,677	2.25
Taiwan	30,517,546	7.90
United Kingdom	32,772,505	8.49
United States(1)	201,591,030	52.21
	$386,124,115	100.00%

(1) Includes short-term securities.

SUMMARY OF FAIR VALUE MEASUREMENTS

As of December 31, 2025, all investments disclosed in the preceding Schedule of Investments were classified as Level 1.

For more information on investment valuation and valuation inputs, refer to the Notes to Schedules of Investments.

* Non-income producing.

# Rate shown is the 7-day yield as of December 31, 2025.

See Notes to Schedules of Investments.

Notes to Schedules of Investments

Investment Valuation — A security traded on a recognized stock exchange is generally valued at the last sale price prior to the closing of the principal exchange on which the security is traded. Securities traded on NASDAQ generally will be valued at the NASDAQ Official Closing Price. If no sale price is reported on the valuation date, the most current bid price will generally be used, with the exception of short option positions which will generally utilize the most current ask price. Other securities for which over-the-counter market quotations are readily available are generally valued at the last sale price. Debt securities that will mature in more than 60 days are generally valued at their bid prices furnished by a pricing service. Debt securities that will mature in 60 days or less are valued at amortized cost, if it approximates market value. Any securities for which market quotations are not readily available are valued at their fair value as determined, in accordance with the Funds’ policies and procedures, in good faith by the Adviser, subject to the Board’s general supervision of the Adviser as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act). The Funds’ policies and procedures, including those wherein the Adviser has been approved as the Board’s valuation designee, have been duly approved by the Board. When a security has been “fair valued,” consideration is given to facts and circumstances relevant to the particular situation, including a review of the various factors set forth in the Funds’ policies and procedures. The Funds may use pricing services to assist in determining market value. The Adviser, as the Board’s valuation designee, has proposed and the Board has approved the use of a pricing service to assist the Funds in valuing certain equity securities listed or traded on foreign security exchanges in the Funds’ portfolios in certain circumstances where there is a significant change in the value of related US-traded securities, as represented by, for example, the S&P 500 Index.

“Fair Value Measurements and Disclosures” (the “Fair Value Statement”) defines fair value, establishes a framework for measuring fair value in Generally Accepted Accounting Principles (“GAAP”), and expands disclosures about fair value measurements. Under the Fair Value Statement, various inputs are used in determining the value of the Funds’ investments.

These inputs are summarized into three broad levels and described below:

•	Level 1 – unadjusted quoted prices in active markets for identical investments

•               Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, and evaluated quotations obtained from pricing services)

•               Level 3 – significant unobservable inputs (including the Funds’ assumptions that market participants would use in determining the fair value of investments)

The inputs or methodology used for valuing investments are not an indication of the risk associated with investing in those investments. Changes in valuation techniques may result in transfers between the levels during the reporting period. As of December 31, 2025, the fair values of each Fund’s investments according to the valuation inputs utilized are reflected in the “Summary of Fair Value Measurements” on the Fund’s Schedule of Investments. The Funds did not hold a significant amount of Level 3 securities as of December 31, 2025.

Foreign Currency Translation — The accounting records of the Funds are maintained in US dollars. For valuation purposes, values of securities denominated in foreign currencies are translated into US dollars at 4:00 p.m. Eastern Time. Amounts related to the purchase and sale of foreign securities and investment income are translated at the rates of exchange prevailing on the respective dates of such transactions.

Reported realized gains and losses on foreign currency transactions arise from sales of portfolio securities, forward foreign currency contracts, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds’ books and the US dollar equivalent of the amounts actually received or paid.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held at the end of the reporting period. Net unrealized appreciation or depreciation on investments and foreign currency translations arises from changes in the value of assets and liabilities, including investments in securities at the end of the reporting period, resulting from changes in the exchange rates and changes in market prices of securities held.

Transactions in foreign-denominated assets may involve greater risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and market risk.

Federal Income Tax Information — “Accounting for Uncertainty in Income Taxes” (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Funds to analyze all open tax years, consisting of fiscal years 2022-2026 as defined by Internal Revenue Service (“IRS”) statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the period ended December 31, 2025, the Funds did not have any liabilities for any unrecognized tax benefits. The Funds have no examinations in progress and are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

At December 31, 2025, gross unrealized appreciation and depreciation of investments, based on cost for federal income tax purposes, were as follows:

			Midcap	International
	Focus	Growth	Growth Focus	Opportunities	Global
	Fund	Fund	Fund	Fund	Fund
Cost of Investments	$508,200,858	$205,403,065	$437,985,789	$142,117,187	$219,950,174

Gross Unrealized Appreciation	$540,108,949	$189,413,592	$176,257,569	$39,223,644	$168,460,769
Gross Unrealized Depreciation	(871,288)	(352,031)	(3,238,916)	(2,528,434)	(2,286,828)

Net Unrealized Appreciation on Investments	$539,237,661	$189,061,561	$173,018,653	$36,695,210	$166,173,941

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to wash sale loss deferrals and treatment of certain corporate action transactions.